Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2020
Entity Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 27, 2021
Document Effective Date	Jan. 28, 2021
Prospectus Date	Jan. 28, 2021
Center Coast Brookfield Midstream Focus Fund | Class Y
Prospectus:
Trading Symbol	CCCNX
Center Coast Brookfield Midstream Focus Fund | Class I
Prospectus:
Trading Symbol	CCCIX
Center Coast Brookfield Midstream Focus Fund | Class C
Prospectus:
Trading Symbol	CCCCX
Center Coast Brookfield Midstream Focus Fund | Class A
Prospectus:
Trading Symbol	CCCAX